Share Capital - Schedule of Shares Issued Granted Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employees [Member]
Share Capital [Line Items]
Award amount (in Shares)	50,500	158,000	529,000
Vesting period	4 years	4 years	4 years
Expiration	10 years	10 years	10 years
Consultants [Member]
Share Capital [Line Items]
Award amount (in Shares)	25,000
Exercise price range (in Dollars per share)	$ 5.26
Vesting period	4 years
Expiration	10 years
Directors [Member]
Share Capital [Line Items]
Award amount (in Shares)			217,000
Exercise price range (in Dollars per share)			$ 9.22
Vesting period			4 years
Expiration			10 years
Minimum [Member] | Employees [Member]
Share Capital [Line Items]
Exercise price range (in Dollars per share)	$ 4.26	$ 5.65	$ 5.33
Maximum [Member] | Employees [Member]
Share Capital [Line Items]
Exercise price range (in Dollars per share)	$ 5.76	$ 7.5	$ 9.22